Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk

Note 8 – Concentrations of Credit Risk

Concentrations of credit risk exist if a number of borrowers or other counterparties are engaged in similar activities and have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. The fact that a credit exposure falls into one of these groups does not necessarily indicate that the credit has a higher than normal degree of credit risk. These groups are: commercial real estate, residential real estate, and banks and bank holding companies.

Commercial Real Estate. The commercial real estate portfolio consists of commercial mortgages and construction, acquisition and development loans extended primarily to highly experienced developers and/or investors well known to Northern Trust. Underwriting standards generally reflect conservative loan-to-value ratios and debt service coverage requirements. Recourse to borrowers through guarantees is also commonly required. Commercial mortgage financing is provided for the acquisition or refinancing of income producing properties. Cash flows from the properties generally are sufficient to amortize the loan. These loans average approximately $1.7 million each and are primarily located in the Illinois, Florida, California, Texas and Arizona markets. Construction, acquisition and development loans provide financing for commercial real estate prior to rental income stabilization. The intent is generally that the borrower will sell the project or refinance the loan through a commercial mortgage with Northern Trust or another financial institution upon completion.

The table below provides additional detail regarding commercial real estate loan types:

(In Millions)	2012	2011
Commercial Mortgages
Apartment/ Multi-family	$652.9	$656.3
Office	621.4	615.6
Retail	614.5	523.1
Industrial/ Warehouse	312.5	357.7
Other	148.7	133.3

Total Commercial Mortgages	2,350.0	2,286.0
Construction, Acquisition and Development Loans	289.4	450.1
Single Family Investment	135.0	161.4
Other Commercial Real Estate Related	85.4	84.2

Total Commercial Real Estate Loans	$2,859.8	$2,981.7

Residential Real Estate. At December 31, 2012, residential real estate loans totaled $10.4 billion, or 37% of total U.S. loans at December 31, 2012, compared with $10.7 billion or 38% at December 31, 2011. Residential real estate loans consist of conventional home mortgages and equity credit lines, which generally require a loan to collateral value of no more than 65% to 80% at inception. Revaluations of supporting collateral are obtained upon refinancing or default or when otherwise considered warranted. Collateral revaluations for mortgages are performed by independent third parties. Of the total $10.4 billion in residential real estate loans, $3.2 billion were in the greater Chicago area, $2.5 billion were in Florida, and $1.6 billion were in California, with the remainder distributed throughout the other geographic regions within the U.S. served by Northern Trust. Legally binding commitments to extend residential real estate credit, which are primarily equity credit lines, totaled $1.2 billion at December 31, 2012 and $2.2 billion at December 31, 2011.

Banks and Bank Holding Companies. On-balance sheet credit risk to banks and bank holding companies, both U.S. and non-U.S., consists primarily of interest bearing deposits with banks, federal funds sold, and securities purchased under agreements to resell, which totaled $18.9 billion and $16.8 billion at December 31, 2012 and 2011, respectively, and noninterest-bearing demand balances maintained at correspondent banks, which totaled $3.7 billion and $4.2 billion at December 31, 2012 and 2011, respectively. Credit risk associated with U.S. and non-U.S. banks and bank holding companies deemed to be counterparties by Credit Policy is managed by the Counterparty Risk Management Committee. Credit risk associated with other U.S. banks and bank holding companies that maintain commercial credit relationships with Northern Trust is managed by the relevant Credit Approval Committee and/or the Senior Credit Committee. Credit limits are established through a review process that includes an internally prepared financial analysis, use of an internal risk rating system and consideration of external ratings from rating agencies. Northern Trust places deposits with banks that have strong internal and external credit ratings and the average life to maturity of deposits with banks is maintained on a short-term basis in order to respond quickly to changing credit conditions.